Transactions with Affiliates and Container Investors (Tables)	9 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Total Management Fees Earned from the Managed Fleet, Including Acquisition Fees and Sales Commissions

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three and nine months ended September 30, 2020 and 2019 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Fees from affiliated Container Investors	$—	$800	$—	$2,662
Fees from unaffiliated Container Investors	2,769	2,634	6,955	8,691
Fees from Container Investors	2,769	3,434	6,955	11,353
Other fees	—	—	—	338
Total management fees	$2,769	$3,434	$6,955	$11,691

Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net at September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Accounts receivable - managed fleet	$11,581	$13,226
Prepaid expenses and other current assets - managed fleet	38	189
Accounts payable and accrued expenses - managed fleet	(2,116)	(1,953)
	9,503	11,462
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,998	10,516
Due to container investors, net	$18,501	$21,978